Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Contract Assets, Contract Liabilities and Contract Costs from Contracts with Customers
The following presents our contract assets and liabilities from our contracts with customers:

	June 30, 2025	December 31, 2024
(In $ millions)
Accrued revenue (1)	137.6	107.7
Current contract assets	137.6	107.7

Non-current accrued revenue (2)	12.8	1.5
Non-current contract assets	12.8	1.5
Total contract assets	150.4	109.2

Current deferred mobilization, demobilization and other revenue	(42.8)	(27.1)
Current contract liabilities	(42.8)	(27.1)

Non-current deferred mobilization, demobilization and other revenue	(37.4)	(21.0)
Non-current contract liabilities	(37.4)	(21.0)
Total contract liabilities	(80.2)	(48.1)
(1) Accrued revenue includes $16.0 million ($20.4 million as of December 31, 2024) related to the current portion of blended rate revenue and $9.0 million ($1.0 million as of December 31, 2024) pertaining to the current portion of deferred demobilization revenue.
(2) Non-current accrued revenue includes $10.4 million ($1.5 million as of December 31, 2024) pertaining to the non-current portion of deferred demobilization revenue, $1.8 million (nil as December 31, 2024) related to the non-current portion of blended rate revenue, and $0.6 million (nil as December 31, 2024) pertaining to customer retentions related to one of our contracts, which will be received upon contract completion. Non-current accrued revenue is included in "Other non-current assets" in our Unaudited Condensed Consolidated Balance Sheets (see Note 14 - Other Non-Current Assets).
Contract Costs
Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.

	June 30, 2025	December 31, 2024
(In $ millions)
Current deferred mobilization and contract preparation costs	33.7	40.6
Non-current deferred mobilization and contract preparation costs (1)	37.2	39.5
Total deferred mobilization and contract preparation asset	70.9	80.1
(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Unaudited Condensed Consolidated Balance Sheets (see Note 14 - Other Non-Current Assets).

Changes in the Remaining Performance Obligation Contract Asset Balances
Total movement in our contract assets and contract liabilities balances during the six months ended June 30, 2025 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2024	109.2	48.1
Performance obligations satisfied during the reporting period	133.0	—
Amortization of revenue	—	(22.1)
Unbilled demobilization revenue	16.9	—
Unbilled variable rate revenue	(2.6)	—
Performance obligations to be satisfied over time	—	16.9
Unbilled mobilization revenue	0.6	—
Cash received, excluding amounts recognized as revenue	—	37.3
Invoices issued against the contract asset balance	(106.7)	—
Balance as of June 30, 2025	150.4	80.2

Disaggregation of Revenue

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Over time	256.6	264.4	467.6	492.7
Point in time	11.1	7.5	16.7	13.2
Total	267.7	271.9	484.3	505.9

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows as at June 30, 2025:

	For the periods ending June 30,
(In $ millions)	2026	2027	2028	2029 onwards
Dayrate revenue	700.5	239.0	111.4	54.5
Other revenue (1)	43.3	20.6	14.8	7.6
Total	743.8	259.6	126.2	62.1
(1) Other revenue represents lump sum revenue associated with contract preparation and mobilization and is recognized ratably over the initial firm term of the associated contract in "Dayrate revenue" in the Unaudited Condensed Consolidated Statements of Operations.